PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.3%
Argentina : 0.2%
9,538
Cresud SACIF y A, ADR
$ 128,858
0.1
16,490  IRSA Inversiones y
Representaciones SA,
ADR
286,926
0.1
415,784
0.2
Brazil : 6.7%
55,345
Ambev SA
156,063
0.1
213,200
(1)
Ambev SA, ADR
592,696
0.2
22,723
Axia Energia
234,408
0.1
117,001  B3 SA - Brasil Bolsa
Balcao
359,712
0.1
129,988  Banco Bradesco SA,
ADR
526,451
0.2
23,608  Banco Santander Brasil
SA, ADR
163,367
0.1
34,335  BB Seguridade
Participacoes SA
244,069
0.1
17,359  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
465,542
0.2
32,772  Cia de Saneamento do
Parana
289,314
0.1
8,347
Embraer SA
153,593
0.1
19,794
Energisa S/A
191,213
0.1
22,528
Equatorial Energia SA
174,907
0.1
63,915  Itau Unibanco Holding
SA, ADR
549,030
0.2
39,317
Klabin SA
143,664
0.1
37,976  MBRF Global Foods Co.
SA, ADR
132,916
0.0
1,234
(2)
MercadoLibre, Inc.
2,650,373
1.1
63,768  Petroleo Brasileiro SA -
Foreign, ADR
978,201
0.4
222
(2)
PicS NV
3,996
0.0
15,192
Porto Seguro SA
144,739
0.1
14,374
Rumo SA
40,150
0.0
82,936
Sendas Distribuidora S/A
135,528
0.1
49,692
(1)(2)
Sitios Latinoamerica SAB
de CV
15,582
0.0
30,866
Telefonica Brasil SA
218,882
0.1
16,891
Telefonica Brasil SA, ADR
239,514
0.1
102,040
TIM SA/Brazil
474,064
0.2
326,113
Totvs SA
2,764,315
1.1
18,019  Transmissora Alianca de
Energia Eletrica SA
143,426
0.1
10,722
Vale SA, ADR
172,303
0.1
44,117
Vale SA - Foreign
705,168
0.3
48,924
Vibra Energia SA
266,431
0.1
137,754
XP, Inc. - Class A
2,687,581
1.1
16,017,198
6.7
Chile : 0.6%
703,888
Banco de Chile
155,143
0.1
83,826
Cencosud SA
280,594
0.1
20,914
Empresas Copec SA
178,306
0.1
1,622,763
Enel Americas SA
153,227
0.0
1,662,027
Enel Chile SA
141,034
0.0
23,955
Falabella SA
185,975
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Chile (continued)
6,129
(2)
Sociedad Quimica y
Minera de Chile SA, ADR
$ 470,952
0.2
1,565,231
0.6
China : 15.4%
193,800  Alibaba Group Holding
Ltd.
4,122,821
1.7
26,129  Alibaba Group Holding
Ltd., ADR
4,430,433
1.8
148,000  Aluminum Corp. of China
Ltd. - Class H
258,419
0.1
36,000  Anhui Conch Cement Co.
Ltd. - Class H
114,167
0.0
3,910
(1)(2)
Baidu, Inc., ADR
598,934
0.2
53,500  Beijing Enterprises
Holdings Ltd.
242,353
0.1
252,000  Brilliance China
Automotive Holdings Ltd.
130,295
0.1
14,300
BYD Co. Ltd. - Class H
178,276
0.1
707,000
(3)
CGN Power Co. Ltd. -
Class H
294,802
0.1
192,000  China Communications
Services Corp. Ltd. -
Class H
116,604
0.0
178,000  China Construction Bank
Corp. - Class H
179,732
0.1
208,000  China Everbright
Environment Group Ltd.
133,829
0.1
136,600
China Gas Holdings Ltd.
135,310
0.1
58,000  China Hongqiao Group
Ltd.
265,273
0.1
175,000  China Life Insurance Co.
Ltd. - Class H
778,792
0.3
66,000  China Merchants Port
Holdings Co. Ltd.
132,832
0.1
243,000
(1)(3)
China Railway Signal &
Communication Corp.
Ltd. - Class H
113,886
0.0
28,000  China Resources Land
Ltd.
109,653
0.0
124,000
(3)
China Tower Corp. Ltd. -
Class H
178,408
0.1
92,000
CITIC Ltd.
147,033
0.1
103,000
(1)
COSCO Shipping
Holdings Co. Ltd. - Class
H
180,967
0.1
240,000  CSPC Pharmaceutical
Group Ltd.
294,417
0.1
10,872
(2)
DiDi Global, Inc., ADR
51,207
0.0
38,300  ENN Energy Holdings
Ltd.
329,715
0.1
140,000  Geely Automobile
Holdings Ltd.
288,189
0.1
174,000  Guangdong Investment
Ltd.
164,506
0.1
267,277
H World Group Ltd.
1,283,663
0.5
52,000  Haier Smart Home Co.
Ltd. - Class H
171,429
0.1
83,800  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
167,573
0.1
16,412
(2)
iQIYI, Inc., ADR
34,137
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
35,661
JD.com, Inc. - Class A
$ 508,549
0.2
124,000
(1)
Jiangsu Expressway Co.
Ltd. - Class H
163,490
0.1
52,500
Kingboard Holdings Ltd.
212,749
0.1
424,000
Kunlun Energy Co. Ltd.
434,423
0.2
86,500
(2)(3)
Legend Holdings Corp. -
Class H
95,458
0.0
49,500
Li Ning Co. Ltd.
129,442
0.1
38,900  Midea Group Co. Ltd. -
Class H
426,362
0.2
8,100
NetEase, Inc.
210,034
0.1
4,033  New Oriental Education &
Technology Group, Inc.,
ADR
243,513
0.1
7,358
(2)
PDD Holdings, Inc., ADR
743,526
0.3
830,000  People's Insurance Co.
Group of China Ltd. -
Class H
721,711
0.3
1,284,000  PetroChina Co. Ltd. -
Class H
1,525,340
0.6
144,000  PICC Property & Casualty
Co. Ltd. - Class H
298,108
0.1
133,000
(3)
Qingdao Port
International Co. Ltd. -
Class H
127,857
0.1
35,500
(3)
Shandong Gold Mining
Co. Ltd. - Class H
190,776
0.1
116,422  Shenzhen International
Holdings Ltd.
134,135
0.1
163,000  Sino Biopharmaceutical
Ltd.
138,307
0.1
210,000
Sinotrans Ltd. - Class H
139,333
0.1
6,182
(2)
Sohu.com Ltd., ADR
104,661
0.0
110,251
Tencent Holdings Ltd.
8,474,091
3.5
77,956  Tencent Music
Entertainment Group,
ADR
1,308,102
0.5
170,000  Tingyi Cayman Islands
Holding Corp.
257,657
0.1
2,100
Trip.com Group Ltd.
128,889
0.1
5,984
Trip.com Group Ltd., ADR
367,238
0.1
296,600  Uni-President China
Holdings Ltd.
300,732
0.1
233,000  Want Want China
Holdings Ltd.
140,523
0.1
10,440
Weibo Corp. - Class A
111,479
0.0
88,000  Weichai Power Co. Ltd. -
Class H
298,288
0.1
31,000
(2)(3)
Xiaomi Corp. - Class B
140,324
0.1
152,900  Yangzijiang Shipbuilding
Holdings Ltd.
401,563
0.2
58,866
Yum China Holdings, Inc.
2,926,972
1.2
37,031,287
15.4
Colombia : 0.1%
20,690  Interconexion Electrica
SA ESP
176,293
0.1
Czechia : 0.1%
3,996
(1)
CEZ AS
229,770
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Egypt : 0.2%
154,407  Commercial International
Bank Egypt SAE
$ 440,142
0.2
Greece : 1.0%
9,791  Athens International
Airport SA
131,493
0.0
36,956
Eurobank SA
180,604
0.1
10,067  GEK Terna Holding Real
Estate Construction SA
396,255
0.2
9,964  Hellenic
Telecommunications
Organization SA
186,880
0.1
15,230  Helleniq Energy Holdings
SA
163,740
0.1
10,592
Jumbo SA
314,384
0.1
8,099  Motor Oil Hellas Corinth
Refineries SA
326,091
0.1
11,384  National Bank of Greece
SA
200,979
0.1
15,196
OPAP SA
306,215
0.1
11,581
Public Power Corp. SA
273,731
0.1
2,480,372
1.0
Hong Kong : 1.3%
281,285
AIA Group Ltd.
3,245,321
1.3
Hungary : 0.8%
58,011  Magyar Telekom
Telecommunications PLC
359,871
0.2
56,639  MOL Hungarian Oil &
Gas PLC
691,729
0.3
4,217
OTP Bank Nyrt
530,634
0.2
10,066
Richter Gedeon Nyrt
336,907
0.1
1,919,141
0.8
India : 10.1%
17,588
Aurobindo Pharma Ltd.
231,299
0.1
43,295
Bharat Electronics Ltd.
211,517
0.1
32,656  Bharat Petroleum Corp.
Ltd.
129,466
0.0
7,926
Cipla Ltd./India
114,229
0.0
33,250
Coal India Ltd.
159,496
0.1
280,516
Coforge Ltd.
2,838,082
1.2
5,334  Coromandel International
Ltd.
132,551
0.0
1,516
Divi's Laboratories Ltd.
99,876
0.0
11,639  Dr Reddy's Laboratories
Ltd.
154,003
0.1
2,149
Eicher Motors Ltd.
166,550
0.1
13,086
Fortis Healthcare Ltd.
121,293
0.0
59,394
GAIL India Ltd.
108,196
0.0
33,959
HCL Technologies Ltd.
626,633
0.3
4,876
(3)
HDFC Asset
Management Co. Ltd.
133,507
0.1
147,768
HDFC Bank Ltd.
1,494,123
0.6
101,727
HDFC Bank Ltd., ADR
3,293,920
1.4
1,753
Hero MotoCorp Ltd.
105,587
0.0
25,911
Hindalco Industries Ltd.
269,716
0.1
15,995
Hindustan Unilever Ltd.
412,952
0.2
32,938
(2)
Indus Towers Ltd.
159,777
0.1
48,516
Infosys Ltd.
867,771
0.4

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
120,666  Infosys Ltd. - Foreign,
ADR
$ 2,121,308
0.9
15,995
(4)
Kwality Wall’s India Ltd.
6,642
0.0
20,307
(2)
MakeMyTrip Ltd.
1,266,751
0.5
613
Maruti Suzuki India Ltd.
97,386
0.0
3,526
Mphasis Ltd.
106,044
0.0
49,724  National Aluminium Co.
Ltd.
207,193
0.1
2,081
Persistent Systems Ltd.
136,832
0.1
302,122
Reliance Industries Ltd.
4,590,724
1.9
26,431  Reliance Strategic
Investments Ltd.
73,199
0.0
71,566  Tata Consultancy
Services Ltd.
2,433,823
1.0
35,658  Tata Consumer Products
Ltd.
440,207
0.2
71,325
Tata Steel Ltd.
148,881
0.1
15,066
Tech Mahindra Ltd.
285,863
0.1
19,160
UPL Ltd.
146,804
0.1
23,809
Vedanta Ltd.
176,087
0.1
51,886
Wipro Ltd.
133,876
0.1
24,202,164
10.1
Indonesia : 1.8%
1,829,000  Astra International Tbk
PT
693,504
0.3
6,321,811
Bank Central Asia Tbk PT
2,793,289
1.1
1,178,800  Perusahaan Gas Negara
Tbk PT
149,230
0.1
1,546,500  Telkom Indonesia Persero
Tbk PT
330,581
0.1
1,918,900  Unilever Indonesia Tbk
PT
220,070
0.1
107,000
United Tractors Tbk PT
166,691
0.1
4,353,365
1.8
Japan : 1.1%
6,687
Fast Retailing Co. Ltd.
2,551,311
1.1
Kuwait : 0.1%
106,453  Mobile
Telecommunications Co.
KSCP
176,786
0.1
40,929  National Bank of Kuwait
SAKP
126,814
0.0
303,600
0.1
Luxembourg : 0.2%
11,050
Reinet Investments SCA
379,840
0.2
Malaysia : 0.9%
292,400
Axiata Group Bhd
170,482
0.1
149,300
Gamuda Bhd
167,863
0.1
40,500
Petronas Dagangan Bhd
217,712
0.1
36,900
Petronas Gas Bhd
172,050
0.1
80,200  Press Metal Aluminium
Holdings Bhd
153,738
0.1
673,800
Public Bank Bhd
832,813
0.3
76,000
Telekom Malaysia Bhd
152,445
0.0
100,000
Tenaga Nasional Bhd
353,812
0.1
83,387
UEM Sunrise Bhd
13,859
0.0
2,234,774
0.9
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico : 4.7%
39,453  America Movil SAB de
CV - Foreign, ADR
$ 816,677
0.3
17,633  Arca Continental SAB
de CV
198,618
0.1
216,917
Cemex SAB de CV
269,595
0.1
39,267  Cemex SAB de CV -
Foreign, ADR
490,052
0.2
20,104  Coca-Cola Femsa SAB
de CV
210,841
0.1
4,372
(1)
Coca-Cola Femsa SAB
de CV - Foreign, ADR
455,956
0.2
22,710  Fomento Economico
Mexicano SAB de CV
236,989
0.1
21,751  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
2,269,934
1.0
60,743
Gentera SAB de CV
168,819
0.1
15,814  Grupo Aeroportuario del
Centro Norte SAB de CV
230,912
0.1
10,451  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
287,301
0.1
6,872  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
237,677
0.1
85,610  Grupo Financiero Banorte
SAB de CV - Class O
965,145
0.4
24,612  Grupo Mexico SAB de
CV
271,569
0.1
50,954
Grupo Televisa SAB, ADR
166,620
0.1
111,148  Kimberly-Clark de Mexico
SAB de CV - Class A
246,197
0.1
79,690  Megacable Holdings SAB
de CV
279,754
0.1
23,893
(2)
Ollamani SAB
102,799
0.0
103,478  Prologis Property Mexico
SA de CV
474,284
0.2
15,191  Promotora y Operadora
de Infraestructura SAB
de CV
237,740
0.1
865,405  Wal-Mart de Mexico SAB
de CV
2,746,359
1.1
11,363,838
4.7
Peru : 0.6%
18,970  Cia de Minas
Buenaventura SAA, ADR
649,912
0.3
2,477
Credicorp Ltd.
883,868
0.3
1,533,780
0.6
Philippines : 0.2%
23,010  International Container
Terminal Services, Inc.
252,027
0.1
17,790
Manila Electric Co.
178,261
0.1
430,288
0.2
Qatar : 0.5%
39,640
Industries Qatar QSC
138,362
0.1
55,938
Ooredoo QPSC
218,160
0.1
27,873  Qatar Electricity & Water
Co. QSC
117,126
0.0
60,977
Qatar Fuel QSC
259,584
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Qatar (continued)
19,340
Qatar Islamic Bank SAQ
$ 132,825
0.0
70,731
Qatar Navigation QSC
219,741
0.1
192,141
Vodafone Qatar QSC
134,251
0.1
1,220,049
0.5
Romania : 0.4%
32,245
Banca Transilvania SA
243,186
0.1
25,120
NEPI Rockcastle NV
229,558
0.1
1,118,991
OMV Petrom SA
264,913
0.1
3,956  Societatea De Producere
A Energiei Electrice
in Hidrocentrale
Hidroelectrica SA
127,021
0.1
864,678
0.4
Russia : —%
164,710
(2)(4)
Alrosa PJSC
—
—
342,800
(4)
Fix Price Group PLC,
GDR
—
—
1,037,141
(2)(4)
Gazprom PJSC
—
—
25,468
(2)(4)
Lukoil PJSC
—
—
14,210
(2)(4)
Magnit PJSC
—
—
271,070
(2)(4)
Magnitogorsk Iron & Steel
Works PJSC
—
—
117,900
(2)(4)
MMC Norilsk Nickel PJSC
—
—
91,474
(2)(4)
Mobile TeleSystems
PJSC
—
—
83,570
(2)(4)
Novolipetsk Steel PJSC
—
—
4,078
(2)(4)
PhosAgro PJSC
—
—
453,015
(2)(4)
Rosneft Oil Co. PJSC
—
—
1,076,340
(2)(4)
Sberbank of Russia
PJSC
—
—
16,184
(2)(4)
Severstal PAO
—
—
34,543
(2)(4)
Tatneft PJSC
—
—
—
—
Saudi Arabia : 0.5%
16,053
Etihad Etisalat Co.
302,087
0.1
39,572
Jarir Marketing Co.
150,545
0.1
5,413
SABIC Agri-Nutrients Co.
180,345
0.1
55,400
(3)
Saudi Arabian Oil Co.
380,832
0.1
15,037
Saudi Telecom Co.
178,501
0.1
1,192,310
0.5
Singapore : 2.1%
670,787
(2)
Grab Holdings Ltd. -
Class A
2,884,384
1.2
17,549
(2)
Sea Ltd., ADR
2,044,283
0.9
355,400  Yangzijiang Financial
Holding Ltd.
98,980
0.0
5,027,647
2.1
South Africa : 2.5%
2,359  Anglo American Platinum
Ltd.
211,952
0.1
6,782
Bid Corp. Ltd.
169,741
0.1
6,100  Capitec Bank Holdings
Ltd.
1,637,812
0.7
6,592
Clicks Group Ltd.
131,330
0.0
23,092
Exxaro Resources Ltd.
263,588
0.1
4,497
Gold Fields Ltd.
222,398
0.1
7,785  Harmony Gold Mining
Co. Ltd.
165,420
0.1
14,195
MTN Group Ltd.
157,629
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Africa (continued)
2,424
Naspers Ltd. - Class N
$ 148,410
0.1
42,498
OUTsurance Group Ltd.
187,868
0.1
77,584
(3)
Pepkor Holdings Ltd.
126,770
0.0
327,059
Sanlam Ltd.
2,044,910
0.8
17,275
Tiger Brands Ltd.
359,152
0.1
22,955
Vodacom Group Ltd.
213,951
0.1
6,040,931
2.5
South Korea : 28.4%
9,243
Cheil Worldwide, Inc.
140,773
0.1
1,924
DB Insurance Co. Ltd.
189,956
0.1
3,689  Hana Financial Group,
Inc.
256,319
0.1
4,638
HD Hyundai Co. Ltd.
752,691
0.3
1,619  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
463,737
0.2
5,562  Hyundai Engineering &
Construction Co. Ltd.
394,805
0.2
3,068
Hyundai Glovis Co. Ltd.
517,263
0.2
2,462
Hyundai Mobis Co. Ltd.
769,269
0.3
5,475
Hyundai Steel Co.
118,825
0.0
2,724
Kakao Corp.
115,782
0.0
9,101
Kangwon Land, Inc.
110,072
0.0
2,193
KB Financial Group, Inc.
205,263
0.1
2,874
(2)
KEPCO Plant Service &
Engineering Co. Ltd.
111,410
0.0
5,067
Kia Corp.
539,145
0.2
16,422
(2)
Korea Electric Power
Corp.
662,350
0.3
2,727
KT&G Corp.
291,570
0.1
3,131
LG CNS Co. Ltd.
151,030
0.1
16,110
(2)
LG Display Co. Ltd.
129,897
0.1
42,753
LG Uplus Corp.
475,231
0.2
222
Lotte Wellfood Co. Ltd.
17,890
0.0
19,267
NAVER Corp.
3,662,305
1.5
677
POSCO Holdings, Inc.
162,455
0.1
2,624
S-1 Corp.
145,295
0.1
22,789
Samsung C&T Corp.
4,750,471
2.0
3,696  Samsung Electro-
Mechanics Co. Ltd.
710,810
0.3
93,957  Samsung Electronics Co.
Ltd.
10,379,879
4.3
12,218  Samsung Engineering
Co. Ltd.
260,076
0.1
587  Samsung Fire & Marine
Insurance Co. Ltd.
204,312
0.1
8,403
(2)
Samsung Heavy
Industries Co. Ltd.
171,263
0.1
7,933  Samsung Life Insurance
Co. Ltd.
1,032,921
0.4
1,999
Samsung SDS Co. Ltd.
239,705
0.1
2,256  Samsung Securities Co.
Ltd.
141,605
0.1
11,502  Shinhan Financial Group
Co. Ltd.
672,220
0.3
30,326
SK Hynix, Inc.
18,934,871
7.9
49,161
(2)
SK Square Co. Ltd.
19,244,142
8.0
10,415
SK Telecom Co. Ltd.
524,874
0.2
1,052
SK, Inc.
242,940
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
15,328  Woori Financial Group,
Inc.
$ 320,645
0.1
68,214,067
28.4
Taiwan : 13.3%
4,000
Accton Technology Corp.
139,853
0.1
9,471
Advantech Co. Ltd.
89,380
0.0
33,000  ASE Technology Holding
Co. Ltd.
306,805
0.1
17,000
Asustek Computer, Inc.
267,066
0.1
18,000  Catcher Technology Co.
Ltd.
114,959
0.0
32,000  Chicony Electronics Co.
Ltd.
118,299
0.0
36,000  Chunghwa Telecom Co.
Ltd.
152,656
0.1
98,000  CTBC Financial Holding
Co. Ltd.
157,892
0.1
36,000
Delta Electronics, Inc.
1,373,845
0.6
5,000
Elite Material Co. Ltd.
271,213
0.1
108,000
Eva Airways Corp.
127,833
0.1
500,000
(1)(2)(3)
FIT Hon Teng Ltd.
312,542
0.1
39,000  Hon Hai Precision
Industry Co. Ltd.
269,584
0.1
32,000  King Yuan Electronics
Co. Ltd.
296,485
0.1
2,000
Largan Precision Co. Ltd.
152,435
0.1
53,000
Lite-On Technology Corp.
272,430
0.1
44,000
MediaTek, Inc.
2,440,704
1.0
15,000  Novatek Microelectronics
Corp.
177,984
0.1
51,000  Powertech Technology,
Inc.
403,847
0.2
20,000  Realtek Semiconductor
Corp.
305,996
0.1
72,000  Synnex Technology
International Corp.
149,205
0.1
417,411  Taiwan Semiconductor
Manufacturing Co. Ltd.
23,081,132
9.6
198,000  United Microelectronics
Corp.
393,971
0.2
46,000  WT Microelectronics Co.
Ltd.
227,098
0.1
55,000  Zhen Ding Technology
Holding Ltd.
338,944
0.1
31,942,158
13.3
Thailand : 1.1%
20,000  Advanced Info Service
PCL
221,808
0.1
1,223,885
CP ALL PCL - Foreign
1,687,311
0.7
23,700
Kasikornbank PCL
141,548
0.1
54,500  PTT Exploration &
Production PCL
213,053
0.1
263,100
PTT PCL - Foreign
284,013
0.1
15,600  Siam Cement PCL
- Foreign
101,858
0.0
2,649,591
1.1
Turkey : 0.5%
410,765
Akbank TAS
878,651
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Turkey (continued)
10,284  BIM Birlesik Magazalar
AS
$ 156,941
0.1
16,826
Turk Hava Yollari AO
117,692
0.0
24,637  Turkiye Petrol Rafinerileri
AS
138,832
0.0
1,292,116
0.5
United Arab Emirates : 1.4%
24,469  Abu Dhabi Islamic Bank
PJSC
162,282
0.1
116,688  Abu Dhabi National Oil
Co. for Distribution PJSC
130,271
0.0
376,481
Air Arabia PJSC
510,946
0.2
88,094
Aldar Properties PJSC
230,296
0.1
160,593
Dubai Investments PJSC
175,026
0.1
56,650
Dubai Islamic Bank PJSC
149,034
0.1
103,453  Emaar Development
PJSC
484,518
0.2
332,569
Emaar Properties PJSC
1,360,438
0.6
21,635  Emirates
Telecommunications
Group Co. PJSC
116,054
0.0
80,062
Salik Co. PJSC
139,087
0.0
3,457,952
1.4
United Kingdom : 1.2%
42,700
Unilever PLC, ADR
2,918,972
1.2
United States : 0.3%
1,136
(2)
BeiGene Ltd., ADR
386,671
0.2
4,876  Titan Cement
International SA
327,188
0.1
713,859
0.3
Total Common Stock
(Cost $169,312,661)
236,407,829
98.3
EXCHANGE-TRADED FUNDS : 0.5%
17,513  iShares Core MSCI
Emerging Markets ETF
1,270,743
0.5
Total Exchange-Traded
Funds
(Cost $1,248,066)
1,270,743
0.5
PREFERRED STOCK : 1.1%
Brazil : 0.6%
5,972
(2)
Axia Energia
60,177
0.0
121,294  Cia Energetica de Minas
Gerais
264,356
0.1
61,050
Gerdau SA
259,037
0.1
247,784
Itausa SA
640,795
0.3
18,660
Petroleo Brasileiro SA
133,566
0.1
1,357,931
0.6
Chile : 0.1%
44,291
Embotelladora Andina SA
232,644
0.1
Colombia : 0.1%
20,079  Grupo de Inversiones
Suramericana SA
284,058
0.1
Russia : —%
378
(2)(4)
AK Transneft PJSC OAO
—
—

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Russia (continued)
863,754
(2)(4)
Surgutneftegas PJSC
$ —
—
217
(2)(4)
Transneft PJSC
—
—
—
—
South Korea : 0.3%
3,822
LG Chem Ltd.
421,090
0.2
3,059  Samsung Electronics Co.
Ltd.
247,782
0.1
668,872
0.3
Total Preferred Stock
(Cost $3,886,762)
2,543,505
1.1
Total Long-Term
Investments
(Cost $174,447,489)
240,222,077
99.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.2%
Repurchase Agreements : 1.3%
876,000
(5)
Bank of Montreal,
Repurchase Agreement
dated 01/30/2026,
3.670%, due 02/02/2026
(Repurchase Amount
$876,264, collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
8.000%, Market
Value plus accrued
interest $893,520, due
09/20/50-11/20/65)
876,000
0.4
1,000,000
(5)
Citadel Securities LLC,
Repurchase Agreement
dated 01/30/2026,
3.710%, due 02/02/2026
(Repurchase Amount
$1,000,305, collateralized
by various U.S.
Government Securities,
0.000%-4.500%, Market
Value plus accrued
interest $1,020,315, due
02/15/26-11/15/55)
1,000,000
0.4
184,780
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
01/30/2026, 3.670%,
due 02/02/2026
(Repurchase Amount
$184,836, collateralized
by various U.S.
Government Securities,
3.875%-4.500%, Market
Value plus accrued
interest $188,476, due
12/31/31-05/15/43)
184,780
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(5)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 01/30/2026,
3.770%, due 02/02/2026
(Repurchase Amount
$1,000,310, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $1,017,491, due
04/15/28-02/15/55)
$ 1,000,000
0.4
Total Repurchase
Agreements
(Cost $3,060,780)
3,060,780
1.3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.9%
2,101,406
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.570%
2,101,406
0.9
77,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.610%
77,000
0.0
Total Mutual Funds
(Cost $2,178,406)
2,178,406
0.9
Total Short-Term
Investments
(Cost $5,239,186)
5,239,186
2.2
Total Investments in
Securities
(Cost $179,686,675) $ 245,461,263 102.1
Liabilities in Excess of
Other Assets (5,036,435) (2.1)
Net Assets $ 240,424,828 100.0
ADR American Depositary Receipt
GDR Global Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of January 31, 2026.

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 30.1%
Industrials 14.8
Financials 14.6
Consumer Discretionary 11.8
Communication Services 8.9
Consumer Staples 6.5
Energy 4.9
Materials 3.1
Utilities 2.6
Real Estate 1.3
Health Care 0.8
Exchange-Traded Funds 0.5
Foreign Stock 0.0
Short-Term Investments 2.2
Liabilities in Excess of Other Assets (2.1)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2026
Asset Table
Investments, at fair value
Common Stock
Argentina $ 415,784 $ — $ — $ 415,784
Brazil 16,017,198 — — 16,017,198
Chile 1,565,231 — — 1,565,231
China 8,173,098 28,858,189 — 37,031,287
Colombia 176,293 — — 176,293
Czechia — 229,770 — 229,770
Egypt — 440,142 — 440,142
Greece 915,832 1,564,540 — 2,480,372
Hong Kong — 3,245,321 — 3,245,321
Hungary 336,907 1,582,234 — 1,919,141
India 6,681,979 17,513,543 6,642 24,202,164
Indonesia 220,070 4,133,295 — 4,353,365
Japan — 2,551,311 — 2,551,311
Kuwait 176,786 126,814 — 303,600
Luxembourg 379,840 — — 379,840
Malaysia 172,050 2,062,724 — 2,234,774
Mexico 11,363,838 — — 11,363,838
Peru 1,533,780 — — 1,533,780
Philippines 178,261 252,027 — 430,288
Qatar 729,121 490,928 — 1,220,049
Romania 356,579 508,099 — 864,678
Russia — — — —
Saudi Arabia — 1,192,310 — 1,192,310
Singapore 4,928,667 98,980 — 5,027,647
South Africa 2,880,058 3,160,873 — 6,040,931
South Korea 971,113 67,242,954 — 68,214,067
Taiwan — 31,942,158 — 31,942,158
Thailand — 2,649,591 — 2,649,591
Turkey — 1,292,116 — 1,292,116
United Arab Emirates 869,930 2,588,022 — 3,457,952
United Kingdom 2,918,972 — — 2,918,972
United States 386,671 327,188 — 713,859
Total Common Stock 62,348,058 174,053,129 6,642 236,407,829
Exchange-Traded Funds 1,270,743 — — 1,270,743
Preferred Stock 1,874,633 668,872 — 2,543,505
Short-Term Investments 2,178,406 3,060,780 — 5,239,186
Total Investments, at fair value $ 67,671,840 $ 177,782,781 $ 6,642 $ 245,461,263
Other Financial Instruments+
Futures 49,263 — — 49,263
Total Assets $ 67,721,103 $ 177,782,781 $ 6,642 $ 245,510,526
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
At January 31, 2026, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI Emerging Markets Index 9 03/20/26 $ 684,360 $ 49,263
$ 684,360 $ 49,263
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 91,078,055
Gross Unrealized Depreciation (25,303,467)
Net Unrealized Appreciation $ 65,774,588